Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Policies and Practices Related to the Grant of Certain Equity Awards

Historically, we have granted stock options and RSUs to our employees, executive officers, and non-employee directors pursuant to the terms of the 2021 Plan. We do not have any formal policy that requires us to grant, or avoid granting, stock options or RSUs on particular dates. The grant of equity awards pursuant to the 2021 Plan is discretionary and such awards are periodically granted to our named executive officers upon approval of the Compensation Committee.

We do not schedule the grant of equity awards in anticipation of the release of material nonpublic information (“MNPI”), nor do we time the release of MNPI based on actual or anticipated equity grant dates. Furthermore, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Our Compensation Committee did not take MNPI into account when determining the timing and terms of equity awards granted in 2025. During 2025, no grants were made to any of our named executive officers in the period beginning four business days before (a) the filing of a Quarterly Report on Form 10-Q or Annual Report on Form 10-K, or (b) the filing or furnishing of a Form 8-K that discloses MNPI, and ending one business day after the filing or furnishing of any such report.

Award Timing Method [Text Block]	Historically, we have granted stock options and RSUs to our employees, executive officers, and non-employee directors pursuant to the terms of the 2021 Plan. We do not have any formal policy that requires us to grant, or avoid granting, stock options or RSUs on particular dates. The grant of equity awards pursuant to the 2021 Plan is discretionary and such awards are periodically granted to our named executive officers upon approval of the Compensation Committee.
Award Timing Predetermined [Flag]	true
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	We do not schedule the grant of equity awards in anticipation of the release of material nonpublic information (“MNPI”), nor do we time the release of MNPI based on actual or anticipated equity grant dates. Furthermore, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	true